Fundamental Data Science Large Growth ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	20.87%	16.86%	17.22%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.49%	14.39%	14.87%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.55%	12.74%	13.57%